INVENTORY (Tables)	12 Months Ended
Sep. 30, 2014
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory by major categories are summarized as follows:

	September 30, 2014	September 30, 2013
Raw materials	$68,780	$84,171
Work in process	4,882,493	3,989,995
Total	$4,951,273	$4,074,166